Stockholders’ Equity/(Deficit) - Part 2 (Details)								1 Months Ended			2 Months Ended	3 Months Ended		4 Months Ended		6 Months Ended			11 Months Ended	12 Months Ended
	Apr. 28, 2025 $ / shares shares	Jan. 23, 2025 USD ($) $ / shares shares	Nov. 25, 2024 USD ($) $ / shares shares	Nov. 22, 2024 shares	Oct. 31, 2023 $ / shares shares	Oct. 30, 2023 shares	Sep. 30, 2023 USD ($) shares	Aug. 14, 2025 shares	Jul. 31, 2024 $ / shares shares	Apr. 30, 2024 $ / shares shares	May 20, 2025 shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Apr. 28, 2025 $ / shares shares	Apr. 17, 2025 $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Nov. 25, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 25, 2025 USD ($)	Aug. 11, 2025 $ / shares	Jun. 24, 2025 $ / shares shares	Jun. 12, 2025 shares	Jun. 11, 2025 shares	May 01, 2025 $ / shares	Sep. 30, 2024 $ / shares shares	Aug. 31, 2024	May 14, 2024 shares	Apr. 01, 2024 shares	Mar. 31, 2024 USD ($) shares	Jan. 29, 2024 shares	Oct. 29, 2023 shares	Dec. 31, 2022 shares
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrants converted										507,394
Common stock, shares authorized					10,000,000	3,000,000						490,000,000				490,000,000	490,000,000			490,000,000
Common stock, par value (in Dollars per share) | $ / shares					$ 0.0001							$ 0.0001				$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001
Paid-in-capital (in Dollars) | $												$ 81,574,150				$ 81,574,150	$ 81,574,150			$ 74,925,180	$ 31,421,953
Common stock, shares issued												12,727,886				12,727,886	12,727,886			5,273,611	381,484
Shares repurchased																				21	72
Authorized capital						10,000,000																		495,000,000						75,000,000	70,000,000	10,000,000		3,000,000
Preferred stock, authorized												5,000,000				5,000,000	5,000,000			5,000,000	0
Preferred stock, stated value (in Dollars per share) | $ / shares																								$ 0.0001
Private Placement of Series B Preferred Stock (in Dollars) | $													$ 1,551,000					$ 1,551,000
Common Stock, Shares, Outstanding												12,727,886				12,727,886	12,727,886			5,273,611	381,484
Common stock, shares exchanged for warrants										2,816,291
Percentage of beneficially own																				9.99%									9.99%
Percentage of election of the holder																				9.99%									9.99%
Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Common stock, shares exchanged for warrants																	3,066,776
Warrant outstanding												100,000				100,000	100,000			3,871,992
Prepaid warrants exercised																	3,071,992
Common Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrants converted
Common stock, shares exchanged for warrants
Percentage of beneficially own			4.99%																4.99%
Percentage of election of the holder			9.99%																9.99%
Warrant outstanding												270,061				270,061	270,061			382,205
Prepaid warrants exercised																	112,144
Class of warrant exercise price (in Dollars per share) | $ / shares			$ 0.01																$ 0.01
Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrants converted																				546,927
Conditional issuance of prepaid warrants																					507,394
Common stock, shares exchanged for warrants																				2,816,291
Warrant outstanding																				3,871,992	507,394
Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																												$ 6
2022 and 2023 Convertible Notes [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Aggregate principal amount (in Dollars) | $			$ 15,278,168																$ 15,278,168
2022 and 2023 Convertible Notes [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrants converted			507,394
2022 and 2023 Convertible Notes [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Conditional issuance of prepaid warrants																					507,394
Whiskey Special Ops Notes [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Conditional issuance of prepaid warrants																	546,927
Whiskey Special Ops Notes [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Conditional issuance of prepaid warrants																				546,927
2022 and 2023 Convertible Promissory Notes [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrants converted																				507,394
Whiskey Special Ops 2023 Notes [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrant outstanding			1,657,718							755,919									1,657,718
Class of warrant exercise price (in Dollars per share) | $ / shares										$ 5
Convertible Debt [Member] | 2022 and 2023 Convertible Notes [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrants converted											1,420,406
Convertible Debt [Member] | Whiskey Special Ops Notes [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrants converted			546,927																	546,927
Convertible Debt [Member] | 2022 and 2023 Convertible Promissory Notes [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Conversion of equity (in Dollars) | $																			$ 21,005,723
Convertible Debt [Member] | 2022 and 2023 Convertible Promissory Notes [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrants converted			507,394
Convertible Debt [Member] | 2022 and 2023 Convertible Promissory Notes [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrants converted			507,394			507,394	507,394													507,394
Convertible Debt [Member] | Whiskey Special Ops 2023 Notes [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Aggregate principal amount (in Dollars) | $							$ 5,000,000																									$ 10,000,000
Convertible Debt [Member] | Whiskey Special Ops 2023 Notes [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrants converted										546,927	1,422,265
Convertible Debt [Member] | Whiskey Special Ops 2023 Notes [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrants converted										546,927
Common Stock [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Convertible promissory notes converted																	20,737,012
Common stock, shares authorized					9,500,000																			490,000,000							69,500,000
Paid-in-capital (in Dollars) | $			$ 11,783,773																$ 11,783,773
Shares repurchased													14					14		21	72
Warrants exercised												1,925,944					3,243,883			317,853
Private Placement of Series B Preferred Stock (in Dollars) | $
Common stock. number of votes entitled					1												1
Common Stock, Shares, Outstanding																				5,273,611
Warrants to purchase common stock shares																67,162
Common Stock [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Prepaid warrants exercised																	3,071,992
Common Stock [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Shares repurchased																				21
Warrants to purchase common stock shares																				317,853
Common Stock [Member] | 2022 and 2023 Convertible Notes [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Convertible promissory notes converted																	3,312,148
Common Stock [Member] | Exchange Of Convertible Whiskey Special Ops 2024 Notes [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Common stock, shares authorized			2,399,090																2,399,090	2,399,090
Common Stock [Member] | Whiskey Special Ops Notes [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Aggregate principal amount (in Dollars) | $																						$ 11,784,068
Conversion of equity (in Dollars) | $			$ 295
Common Stock [Member] | Whiskey Special Ops Notes [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Conversion of equity (in Dollars) | $			382
Common Stock [Member] | Convertible Notes [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Convertible promissory notes converted																				3,312,148
Common Stock [Member] | Convertible Notes To Equity [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Conversion of equity (in Dollars) | $																	$ 382
Conversion of equity																	3,819,542			3,819,542
Common Stock [Member] | Conversion of Whiskey Notes [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Conversion of equity																	2,946,015			2,946,015
Additional Paid-in Capital [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Conversion of equity (in Dollars) | $			11,783,773
Private Placement of Series B Preferred Stock (in Dollars) | $													1,550,982					$ 1,550,982
Additional Paid-in Capital [Member] | Whiskey Special Ops Notes [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Conversion of equity (in Dollars) | $			$ 15,277,786
Additional Paid-in Capital [Member] | Convertible Notes To Equity [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Conversion of equity (in Dollars) | $																	$ 15,277,786
Founders Common Stock [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Common stock, shares authorized					500,000																										500,000
Common stock. number of votes entitled					4												4
Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Preferred stock, authorized																								5,000,000						5,000,000
Related Party [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Common stock, shares exchanged for warrants												1,201,543					2,317,452
Warrant outstanding												0				0	0
Prepaid warrants exercised												1,203,783					2,321,342
Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																				$ 5
Related Party [Member] | Whiskey Special Ops 2023 Notes [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrant outstanding			558,250																558,250
Related Party [Member] | Convertible Debt [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrants converted				250,000
Related Party [Member] | Convertible Debt [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrants converted				250,000
Related Party [Member] | Convertible Debt [Member] | Whiskey Special Ops 2023 Notes [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrants converted																					106,667
Related Party [Member] | Common Stock [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrants converted			6,250						5,000
Class of warrant exercise price (in Dollars per share) | $ / shares									$ 5
Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Prepaid warrants exercised								270,061
Class of warrant exercise price (in Dollars per share) | $ / shares															$ 0.001								$ 0.01
Subsequent Event [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrant outstanding								0
Prepaid warrants exercised								100,000
Subsequent Event [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrant outstanding								0
Prepaid warrants exercised								18,796
Subsequent Event [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Common stock, shares exchanged for warrants														1,250,777	1,250,777
Warrant outstanding	1,919,433													1,919,433	1,919,433
Prepaid warrants exercised														1,252,559	1,252,559
Class of warrant exercise price (in Dollars per share) | $ / shares	$ 0.001													$ 0.001	$ 0.001
Subsequent Event [Member] | Convertible Debt [Member] | Whiskey Special Ops Notes [Member] | Prepaid Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrants converted																				1,422,265
Subsequent Event [Member] | Convertible Debt [Member] | 2022 and 2023 Convertible Promissory Notes [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrants converted																				1,420,406
Subsequent Event [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Prepaid warrants exercised								251,265
Subsequent Event [Member] | Related Party [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrant outstanding								0
Subsequent Event [Member] | Related Party [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Common stock, shares exchanged for warrants	1,115,909													1,115,909	1,115,909
Warrant outstanding	1,203,783													1,203,783	1,203,783
Prepaid warrants exercised	1,117,559													1,117,559	1,117,559
Minimum [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Common stock, shares authorized					3,000,000
Authorized capital												495,000,000				495,000,000	495,000,000														10,000,000
Maximum [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Common stock, shares authorized					10,000,000
Authorized capital												995,000,000				995,000,000	995,000,000														70,000,000
Common Stock [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Common stock, shares authorized						9,500,000
Shares repurchased																	0	14
Common Stock [Member] | Exchange Of Convertible Whiskey Special Ops 2024 Notes [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Common stock, shares authorized			2,399,090							2,399,090									2,399,090
Common Stock [Member] | Whiskey Special Ops Notes [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Aggregate principal amount (in Dollars) | $			$ 11,784,068																$ 11,784,068
Common Stock [Member] | Convertible Debt [Member] | 2022 and 2023 Convertible Promissory Notes [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Convertible promissory notes converted			3,312,148			3,312,148	3,312,148
Conversion of equity (in Dollars) | $							$ 30,344,094
Common Stock [Member] | Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrants converted									5,000
Class of warrant exercise price (in Dollars per share) | $ / shares			$ 4						$ 5										$ 4
Common Stock [Member] | Related Party [Member] | Exchange Of Convertible Whiskey Special Ops 2024 Notes [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Common stock, shares authorized										1,203,783																							1,203,783
Common Stock [Member] | Related Party [Member] | Convertible Debt [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Convertible promissory notes converted				250,000
Common Stock [Member] | Related Party [Member] | Convertible Debt [Member] | 2022 and 2023 Convertible Promissory Notes [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Convertible promissory notes converted			1,717,559
Series A Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Preferred stock, authorized	5,000,000													5,000,000																5,000,000
Preferred stock, authorized												500,000				500,000	500,000			500,000	0
Preferred stock, stated value (in Dollars per share) | $ / shares																				$ 0.0001								$ 0.0001
Class of warrant exercise price (in Dollars per share) | $ / shares			$ 8																8								$ 4
Series A Preferred Stock [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrant outstanding																												510,315
Class of warrant exercise price (in Dollars per share) | $ / shares																												$ 6
Series A Preferred Stock [Member] | Common Stock [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares			$ 295																$ 295
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Private Placement of Series B Preferred Stock (in Dollars) | $													$ 18					$ 18
Series A Preferred Stock [Member] | Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrant outstanding																												321,026
Class of warrant exercise price (in Dollars per share) | $ / shares																												$ 6
Series A Preferred Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Preferred stock, authorized		750,000
Series A Preferred Stock [Member] | Subsequent Event [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Common stock, shares exchanged for warrants														39,200
Prepaid warrants exercised														700,000
Series B Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Preferred stock, authorized		750,000										850,000				850,000	850,000
Preferred stock, authorized												850,000				850,000	850,000			0					850,000	750,000
Preferred stock, stated value (in Dollars per share) | $ / shares		$ 0.0001
Class of warrant exercise price (in Dollars per share) | $ / shares												$ 0.01				$ 0.01	$ 0.01
Series B Preferred Stock [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Common stock, shares exchanged for warrants																	55,917
Prepaid warrants exercised																	1,027,868
Class of warrant exercise price (in Dollars per share) | $ / shares												$ 0.001				$ 0.001	$ 0.001
Series B Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrants to purchase common stock shares
Series B Preferred Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Preferred stock, authorized		750,000
Preferred stock, stated value (in Dollars per share) | $ / shares		$ 0.0001
Series B Preferred Stock [Member] | Subsequent Event [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Common stock, shares exchanged for warrants															39,200
Prepaid warrants exercised															700,000
Series B Preferred Stock [Member] | Subsequent Event [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Prepaid warrants exercised		700,000
Previously Reported [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Common stock, shares authorized																				70,000,000	10,000,000
Previously Reported [Member] | Whiskey Special Ops Notes [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Aggregate principal amount (in Dollars) | $			$ 15,278,168																$ 15,278,168
IPO [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrant outstanding			246,267																246,267
IPO [Member] | 2022 and 2023 Convertible Notes [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Convertible promissory notes converted			3,312,148
IPO [Member] | Convertible Notes [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Convertible promissory notes converted										3,312,148
IPO [Member] | Common Stock [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares			$ 8																$ 8
IPO [Member] | Series A Preferred Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Warrant outstanding																												510,315
Class of warrant exercise price (in Dollars per share) | $ / shares																												$ 6
ELOC Purchase Agreement [Member] | Common Stock [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Shares repurchased																	1,437,453
Private Placement of Series B Preferred Stock (in Dollars) | $		$ 15,000,000
ELOC Purchase Agreement [Member] | Common Stock [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Private Placement of Series B Preferred Stock (in Dollars) | $		15,000,000
ELOC Purchase Agreement [Member] | Common Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 2 (Details) [Line Items]
Private Placement of Series B Preferred Stock (in Dollars) | $		$ 15,000,000